Inventories - Description of Detailed Information about Inventories Explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory [Abstract]
Heap leach ore	$ 310,663	$ 258,197
Stockpiled ore	27,701	11,118
Work-in-process	20,315	17,400
Finished goods	5,432	3,395
Supplies	49,135	35,777
Total inventories	413,246	325,887
Current	265,105	201,622
Non-current	$ 148,141	$ 124,265